Cash and Marketable Securities	12 Months Ended
Dec. 31, 2018
Cash and Marketable Securities [Abstract]
Cash and Marketable Securities

Note 15. Cash and Marketable Securities

Cash, money market funds and certificates of deposits with maturities of three months or less when purchased are included in Cash and cash equivalents in the accompanying consolidated and combined statements of financial position. As of December 31, 2018 and 2017, marketable securities primarily consisted of treasury bills with maturities of less than one year and are classified as available-for-sale securities. Long-term marketable securities at December 31, 2017 consisted primarily of common equity securities allocated to us from ServiceMaster’s DCP, which were not transferred to us as part of the Spin-off.  The amortized cost, fair value and gross unrealized gains and losses of our short- and long-term investments in Debt and Equity securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(In millions)	Cost	Gains	Losses	Value
Available-for-sale securities, December 31, 2018
Debt securities	$9	$—	$—	$9
Equity securities	—	—	—	—
Total securities	$9	$—	$—	$9
Available-for-sale securities, December 31, 2017
Debt securities	$25	$—	$—	$25
Equity securities	2	—	—	2
Total securities	$27	$—	$—	$27

There were no unrealized losses which had been in a loss position for more than one year as of December 31, 2018 and 2017.

Gains and losses on sales of investments, as determined on a specific identification basis, are included in investment income in the period they are realized. We periodically review our portfolio of investments to determine whether there has been an other than temporary decline in the value of the investments from factors such as deterioration in the financial condition of the issuer or the market(s) in which the issuer competes. The table below summarizes proceeds, maturities, gross realized gains and gross realized losses resulting from sales of available-for-sale securities. There were no impairment charges due to other than temporary declines in the value of certain investments for the years ended December 31, 2018, 2017, and 2016.

	Year Ended
	December 31,
(In millions)	2018	2017	2016
Proceeds from sale of securities	$17	$12	$42
Maturities of securities	15	36	7
Gross realized gains, pre-tax	—	—	4
Gross realized gains, net of tax	—	—	2
Gross realized losses, pre-tax	—	—	—
Gross realized losses, net of tax	—	—	—